Other Non-Current Assets (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2025 CNY (¥)
Other Non-Current Asset [Line Items]
Aggregate prepayment	¥ 7.5
Education Platform Development [Member]
Other Non-Current Asset [Line Items]
Contract amount	6.7
Digital Campus Management Platform [Member]
Other Non-Current Asset [Line Items]
Contract amount	¥ 5.8